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FINANCIAL  ADVISOR  SERVICES AND  INFORMATION

[  ] Yes, please send me the portfolio management CD-ROM.

[ ] Yes, I currently have the CD-ROM, please send me the financial advisor and planner kit on each of the following funds:

GOLD & NATURAL RESOURCES FUNDS      TAX-FREE FUNDS
[ ] U.S. World Gold Fund            [ ] U.S. Tax Free Fund
[ ] U.S. Global Resources Fund      [ ] United Services Near-Term Tax Free Fund
U.S. Gold Shares Fund
                                    RETIREMENT PLAN INFORMATION
SPECIALIZED EQUITY FUNDS            [ ] IRA
[ ] Bonnel Growth Fund              [ ] SEP-IRA
[ ] U.S. Real Estate Fund           [ ] Defined Contribution Plans
[ ] U.S. Income Fund                [ ] 403(b)
[ ] MegaTrends Fund
[ ] U.S. All American Equity Fund   PLEASE PLACE ME ON YOUR:
                                    [ ] Monthly fax update list
EMERGING MARKET FUND                [ ] Product information mailing list
[ ] China Region Opportunity Fund   [ ] Teleconference list
                                    [ ] Funds annual/semi-annual mailing list
                                    [ ] Other______________________________

Name: _________________________________________________________________________

Company: ______________________________________________________________________

Address: ______________________________________________________________________

City: ___________________________________ State: ______________________________

Phone: ____________________ Fax: ____________________ Email: __________________

For additional information, please contact a Financial Advisor Service Team (F.A.S.T.) representative at 1-800-873-3639 or by Email at shsvc@usfunds.com.

NUMEROUS LEADING FINANCIAL PUBLICATIONS HAVE TAKEN NOTICE OF VICTOR FLORES, MANAGER OF THE U.S. WORLD GOLD AND U.S. GOLD SHARES FUNDS.

Mr. Flores was recently mentioned as one of the "Top Guns" for the gold category in the May 1996 issue of MUTUAL FUNDS MAGAZINE.

The U.S. World Gold Fund was recently acknowledged as one of the "Most Recommended Funds" among newsletter writers in the HULBERT FINANCIAL DIGEST, MARCH 1996 issue.

LOOK WHO'S TALKING ABOUT ART BONNEL AND THE BONNEL GROWTH FUND.

One of the "Best Funds to Buy Now." KIPLINGER'S PERSONAL FINANCE MAGAZINE, SEPTEMBER 1996

"Growth fund manager Art Bonnel has earned a reputation as a consistent top performer." DON ROWE, THE WALL STREET DIGEST, NOVEMBER 1995.

"Investors can take comfort in Mr. Bonnel's previous tenure as a manager of the MIM Stock Appreciation Fund, where he doubled his clients' money over five years, and earned the fund's top rating from Morningstar, Kiplinger's, and Investor's Business Daily." INDIVIDUAL INVESTOR, DECEMBER 1995

"Bonnel was highly successful at managing the MIM Stock Appreciation Fund and is on the road to doing the same thing with his new fund and is an excellent choice for almost any portfolio." WILLIAM DONOGHUE, DAILY JOURNAL OF COMMERCE, SEPTEMBER 1995.

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*For a free  prospectus  containing  charges and expenses,  call (800) 873-3639.
Please read the prospectus carefully before investing. Past performance is no guarantee of future results. Investment principal may vary and you may have a gain or loss when you sell shares. U.S. stands for United Services. U.S. Global Investors, Inc., is a registered investment advisor that renders investment advice to the United Services Family of Funds, a collection of 13 no-load mutual funds. The U.S. World Gold Fund and the Bonnel Growth Fund reflect total returns with all dividends reinvested. The Russell 2000 and S&P 500 are unmanaged indexes. The Rusell 2000 is considered to be representative of the broad small-cap market. The S&P 500 is representative of the st ock market. Chart
Source: Micropal. Chart performance as of 9/30/96. U.S. World Gold Fund performance for the 1, 5, and 10 year is as follows: 28.69%, 18.85%, and 7.49%. The Bonnel Growth Fu nd's performance for one y ear as of 9/30/96 is 21.11% and 35.22% since inception (10/17/94).

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                                                                        Meet two
                                                              highly specialized
                                                              portfolio managers
                                                                       on CD-ROM
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DID YOU PICK UP YOUR U.S.  GLOBAL  INVESTORS'  CD-ROM AT THE ANNUAL  ADVISOR AND
PLANNER CONFERENCES?

It is an essential tool for those financial advisors and planners searching for quick and convenient access to detailed portfolio management information. With a simple click of the mouse, you can immediately watch and listen to our managers discuss their funds.

You can benefit from our:

* Portfolio Management Experience
* Specialized Research Team
* Management Style & Strategies
* Investment Criteria
* Sell Disciplines
* Market Insights

----------
Take advantage of this high-tech method of accessing portfolio management information and mail the attached card or call (800) 873-3639. We will send you this free CD-ROM immediately!

In addition to convenience, the U.S. Global Investors' CD-ROM provides insights from two of the leading portfolio managers in their investment areas. They include:

                (MOUNTAIN GRAPH PLOTTED FROM DATA IN TABLE BELOW)

                                 FIDELITY
          U.S. WORLD  USAADINV:  SEL:AMER
          GOLD FUND     GOLD       GOLD
          ----------  --------   --------
 9/30/91      10000      10000      10000
10/31/91   11009.77   10546.88   10767.44
11/29/91   11074.92      10673   10744.19
12/31/91   10597.18   10376.94   10542.64
 1/31/92   10857.76   10550.94   10798.45
 2/28/92   10705.75   10266.21   10465.12
 3/31/92   9956.569   9649.287   9751.938
 4/30/92   9011.944   9222.188   9255.814
 5/29/92   9739.414   9791.654   9914.729
 6/30/92   10304.02   10076.39   10558.14
 7/31/92   10901.19   10630.03   11224.81
 8/31/92   10640.61   10376.94    11015.5
 9/30/92   10640.61   10329.48   10953.49
10/30/92    10206.3   9965.658   10627.91
11/30/92   9402.823   9090.999   9728.683
12/31/92   10097.72   9552.176   10217.06
 1/29/93   9619.978   9265.611   10023.26
 2/26/93   10401.74   10013.86   10968.99
 3/31/93   11606.95   11223.81   12201.55
 4/30/93   13300.76    13022.8   13744.19
 5/31/93   15092.29   14487.47   15271.32
 6/30/93   15841.48   14662.59   16162.79
 7/30/93   18827.36   16095.42   17449.61
 8/31/93   17339.85   14184.98   16542.64
 9/30/93    15168.3   12656.63   14782.95
10/29/93   17665.58   14216.82   16992.25
11/30/93   17339.85    13882.5   17007.75
12/31/93   19163.95   15124.31   18255.81
 1/31/94   19826.28   15188.06   18263.57
 2/28/94   18794.79   14423.08   17565.89
 3/31/94   18827.36    14646.2   17992.25
 4/29/94   17318.13   13450.92   16472.87
 5/31/94   18143.32   14072.46   17186.05
 6/30/94   16970.68   13450.92   16341.09
 7/29/94    16992.4   13642.68   16100.78
 8/31/94   17774.16   14408.59   16860.47
 9/30/94   18838.22    15940.4   18333.33
10/31/94   18056.46   14823.45   17007.75
11/30/94   15559.18   13100.17   14992.25
12/30/94   15917.48   13706.51   15434.11
 1/31/95   14241.96   11935.35   13821.71
 2/28/95    14546.6   12541.69   14294.57
 3/31/95   16222.12   14025.63   16488.37
 4/28/95    16668.2   14233.07   16426.36
 5/31/95   16635.56   14360.72   16767.44
 6/30/95   17201.33   14376.67      17000
 7/31/95   17952.05   14584.11   17457.37
 8/31/95   18441.65   14504.32   17496.12
 9/29/95   18430.77   14472.41   17488.37
10/31/95   16537.64   12733.17   15379.85
11/30/95   17952.05   13945.85    16806.2
12/29/95   18452.53   14260.74   17162.79
 1/31/96   21433.66    17103.3    20209.3
 2/29/96    22010.3   17326.88   21015.51
 3/29/96   23185.34   17215.09   21519.38
 4/30/96   23903.42   17135.24   22031.01
 5/31/96   26340.55   17758.05   24434.11
 6/28/96   23109.18   15426.51    20984.5
 7/31/96    22391.1   15043.24    20596.9
 8/30/96   24436.54   15650.08   22697.68
 9/30/96   23718.46      14644   22279.07

                                                 U.S. World Gold Fund $23,718.46
                                               Fidelity Sel:Amer Gold $22,279.07
                                                        USAA Inv:Gold $14,644.00


A $10,000 investment in
the U.S. World Gold Fund
is worth $23,718.45 today.


VICTOR FLORES - MANAGER OF THE U.S. WORLD GOLD AND U.S. GOLD SHARES FUNDS*

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ART BONNEL -
MANAGER OF THE BONNEL GROWTH FUND*

                (MOUNTAIN GRAPH PLOTTED FROM DATA IN TABLE BELOW)


              Bonnel               Russel
              Growth   S&P 500      2000
              ------   -------     ------

10/31/94      10000      10000      10000
11/30/94   10019.98   9636.265     9595.9
12/30/94   10079.92   9779.018   9852.782
 1/31/95   9849.464   10032.44    9728.34
 2/28/95   10480.71   10423.04   10133.33
 3/31/95    10931.6   10730.11   10307.02
 4/28/95   11412.55   11045.84      10536
 5/31/95   11582.89   11486.65    10717.2
 6/30/95   12665.03   11752.99   11273.15
 7/31/95   14107.88   12142.57   11922.48
 8/31/95   14238.14   12172.88   12169.22
 9/29/95   14859.37   12686.31   12386.57
10/31/95   14508.67   12640.98   11832.65
11/30/95   14789.23   13195.27   12329.67
12/29/95   14638.38   13449.45   12654.92
 1/31/96   14428.51   13906.67   12641.28
 2/29/96   15016.15   14036.05   13035.31
 3/29/96   15719.21   14171.18   13300.58
 4/30/96   17587.05   14379.92   14011.76
 5/31/96   19066.63   14750.14   14563.97
 6/28/96   17534.58   14806.38   13965.97
 7/31/96   15719.21   14152.59   12746.18
 8/30/96   16548.19   14451.57   13486.22
 9/30/96   17996.29   15264.21   14013.27

                                                      Bonnel Growth Fund $17,996
                                                                 S&P 500 $15,264
                                                            Russell 2000 $14,013

A $10,000 investment in the
Bonnel Growth Fund is worth
$17,996 today.

If you received your CD-ROM, get the most current portfolio information and contact us with the attached card or call us at (800) 873-3639 for your financial advisor and planner kits today.

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                             UNITED SERVICES FUNDS
                                 PO BOX 781234
                           SAN ANTONIO TX 78278-9971